SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended			0 Months Ended						12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 06, 2009	Jul. 16, 2012	May 24, 2011	Jun. 13, 2010	Jul. 25, 2012	Mar. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 21, 2011	Jan. 04, 2011	Jul. 20, 2012	Mar. 14, 2014	May 24, 2014	Dec. 11, 2013	Nov. 05, 2013	Sep. 04, 2013	Jul. 01, 2014	Apr. 14, 2014
Share-based Compensation
Total share-based compensation (in dollars)	$ 2,228,431	$ 2,142,445	$ 2,206,480
Key assumptions used to estimate grant date fair value of options granted
Minimum risk-free interest rate (as a percent)			2.51%
Maximum risk-free interest rate (as a percent)			3.04%
Minimum expected volatility rate (as a percent)			54.57%
Maximum expected volatility rate (as a percent)			57.16%
Dividend yield (as a percent)			0.00%
Minimum
Share-based Compensation
Contractual term			8 years 9 months 11 days
Key assumptions used to estimate grant date fair value of options granted
Contractual term			8 years 9 months 11 days
Maximum
Share-based Compensation
Contractual term			10 years
Key assumptions used to estimate grant date fair value of options granted
Contractual term			10 years
2009 Share Incentive Plan
Share-based Compensation
Authorized shares				45,000,000
2009 Share Incentive Plan | Maximum
Share-based Compensation
Contractual term				10 years
Key assumptions used to estimate grant date fair value of options granted
Contractual term				10 years
2010 Share Incentive Plan
Share-based Compensation
Authorized shares							55,000,000
Non-vested restricted shares granted					400,000	4,500,000
2010 Share Incentive Plan | Maximum
Share-based Compensation
Contractual term							10 years
Key assumptions used to estimate grant date fair value of options granted
Contractual term							10 years
2012 Share Incentive Plan
Share-based Compensation
Authorized shares								30,000,000
Options granted (in shares)	0
2012 Share Incentive Plan | Maximum
Share-based Compensation
Contractual term								10 years
Key assumptions used to estimate grant date fair value of options granted
Contractual term								10 years
Share options
Share-based Compensation
Total share-based compensation (in dollars)	387,817	671,768	792,691
Outstanding options to purchase ordinary shares	17,518,240	27,999,840
Unrecognized compensation expense	332,267
Unrecognized compensation expense to be recognized over weighted-average period	1 year 3 months 18 days
Weighted-average grant date fair value for options granted (in dollars per share)		$ 0.00	$ 0.00							$ 0.12
Options exercised (in shares)	5,157,820	5,157,820	10,412,700							9,639,780
Total intrinsic value of options exercised (in dollars)	1,048,500	1,569,183	1,251,212
January 4, 2011 share options converted to restricted stocks									14,090,000
May 24, 2011 share options converted to restricted stocks									14,700,000
Conversion ratio of options into restricted shares									3
Incremental compensation cost recognized on modification of share-based award									0
Share options | 2009 Share Incentive Plan
Share-based Compensation
Outstanding options to purchase ordinary shares	6,548,240
Share options | 2009 Share Incentive Plan | Employees
Share-based Compensation
Options granted (in shares)											35,175,000	10,500,000
Exercise price of options granted (in dollars per share)											$ 0.07	$ 0.04
Vesting period				4 years
Percentage of awards vesting on each of the anniversary after the grant date				25.00%
Share options | 2010 Share Incentive Plan
Share-based Compensation
Outstanding options to purchase ordinary shares	10,970,000
Share options | 2010 Share Incentive Plan | Employees
Share-based Compensation
Options granted (in shares)													150,000	16,665,000
Exercise price of options granted (in dollars per share)													$ 0.26	$ 0.36
Vesting period													4 years	4 years
Percentage of awards vesting on each of the anniversary after the grant date													25.00%	25.00%
Share options | 2010 Share Incentive Plan | Director and Employee
Share-based Compensation
Options granted (in shares)					19,840,000	20,175,000									3,600,000
Exercise price of options granted (in dollars per share)					0.24	0.45									$ 0.20
Vesting period					4 years										3 years
Share options | 2010 Share Incentive Plan | Director and Employee | Minimum
Share-based Compensation
Vesting period						3 years
Share options | 2010 Share Incentive Plan | Director and Employee | Maximum
Share-based Compensation
Vesting period						4 years
Share options | 2010 Share Incentive Plan | Third party consultant
Share-based Compensation
Options granted (in shares)														2,500,000
Exercise price of options granted (in dollars per share)														$ 0.36
Vesting period														4 years
Percentage of awards vesting on each of the anniversary after the grant date														25.00%
Requisite service period														4 years
Non-vested restricted shares
Share-based Compensation
Total share-based compensation (in dollars)	1,840,614	1,470,677	1,413,789
Non-vested restricted shares granted	2,660,000
Non-vested restricted shares | 2009 Share Incentive Plan
Share-based Compensation
Vesting period																4 years
Percentage of awards vesting on each of the anniversary after the grant date																25.00%
Non-vested restricted shares granted																1,600,000
Unrecognized compensation expense	413,636
Unrecognized compensation expense to be recognized over weighted-average period	3 years 2 months 12 days
Non-vested restricted shares | 2010 Share Incentive Plan
Share-based Compensation
Vesting period					4 years												4 years	4 years	4 years	4 years
Percentage of awards vesting on each of the anniversary after the grant date					25.00%												25.00%	25.00%	25.00%	25.00%
Non-vested restricted shares granted																		394,560	4,800,000	10,190,000
Unrecognized compensation expense	1,366,494
Unrecognized compensation expense to be recognized over weighted-average period	2 years 8 months 12 days
Non-vested restricted shares | 2012 Share Incentive Plan
Share-based Compensation
Non-vested restricted shares granted																					60,000	1,000,000
Unrecognized compensation expense	$ 254,292
Unrecognized compensation expense to be recognized over weighted-average period	3 years 2 months 12 days
A fraction of awards vesting on the first anniversary after the grant date (as a percent)																						25.00%
A fraction of awards vesting on the after the first anniversary after the grant date (as a percent)																						75.00%
Vesting period after the first anniversary																						36 months
Requisite service period																					1 year
Non-vested restricted shares | 2012 Share Incentive Plan | First anniversary
Share-based Compensation
Vesting percentage																					100.00%